Contingent Liabilities and Commitments - Summary of Future Rental Commitments to be Paid Under Non-cancellable Operating Leases (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
2017 [member]
Disclosure of finance lease and operating lease by lessee [line items]
Future rental commitments for operating lease contracts		€ 307
2018 [member]
Disclosure of finance lease and operating lease by lessee [line items]
Future rental commitments for operating lease contracts	€ 268	179
2019 [member]
Disclosure of finance lease and operating lease by lessee [line items]
Future rental commitments for operating lease contracts	195	151
2020 [member]
Disclosure of finance lease and operating lease by lessee [line items]
Future rental commitments for operating lease contracts	165	129
2021 [member]
Disclosure of finance lease and operating lease by lessee [line items]
Future rental commitments for operating lease contracts	152	132
Years after 2021 [member]
Disclosure of finance lease and operating lease by lessee [line items]
Future rental commitments for operating lease contracts	€ 472	€ 344